PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 01, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	January 1, 2022	January 2, 2021
Computer software	$432	$471
Office equipment	587	1,115
Computer equipment	702	1,160
Furniture and fixtures	1,181	1,123
Leasehold improvements	650	713
Total property and equipment, gross	3,552	4,582
Accumulated depreciation	(2,687)	(3,516)
Total property and equipment, net	$865	$1,066

Depreciation expense for Fiscal 2021 and Fiscal 2020 was $447 and $595, respectively.